ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY - CONDENSED BALANCE SHEETS (Parenthetical) (Details) - $ / shares	Dec. 31, 2021	Dec. 31, 2020
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	955,876,116	941,450,185
Ordinary shares, shares outstanding	927,776,552	927,776,552
Reportable legal entity | Parent
CONDENSED BALANCE SHEETS
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	955,876,116	941,450,185
Ordinary shares, shares outstanding	927,776,552	941,450,185